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     WORLDWIDE
    INDEX FUNDS
---------------------
The Index Alternative









                                        ---------------------------------------

                                                   SEMI-ANNUAL REPORT
                                        For the Period Ended January 31, 1999

                                        ---------------------------------------

--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------

                             WorldWide Index Funds

                         January 31, 1999 (Unaudited)

Australia Index Fund
--------------------

                                                         Future Contracts

                                  Expiration           Number of               Current                 Unrealized
   Description                       Date              Contracts             Market Value              Gain/(Loss)
   ---------------------------------------------------------------------------------------------------------------
   ASX All Ord (Buy)                Mar-99                6                    $274,325                  $2,810
                                                                               --------                  ------

France Index Fund
-----------------

                                                         Future Contracts

                                  Expiration           Number of              Current                   Unrealized
   Description                       Date              Contracts            Market Value                Gain/(Loss)
   ----------------------------------------------------------------------------------------------------------------
   CAC 40 Index (Buy)               Mar-99                97                  $471,602                    $3,128
                                                                              --------                    ------

Germany Index Fund
------------------

                                                         Future Contracts

                                 Expiration             Number of              Current                  Unrealized
   Description                      Date                Contracts            Market Value               Gain/(Loss)
   ----------------------------------------------------------------------------------------------------------------
   DAX Index Futures (Buy)         Mar-99                  7                  $1,033,798                  $6,732
                                                                              ----------                  ------

Hong Kong Index Fund
--------------------

                                                         Future Contracts

                                  Expiration              Number of               Current                 Unrealized
   Description                       Date                 Contracts            Market Value               Gain/(Loss)
   ----------------------------------------------------------------------------------------------------------------
   Hang Seng Index Futures (Buy)    Mar-99                  3                   $184,066                   $(1,141)
                                                                                --------                   --------

Italy Index Fund
----------------

                                                         Future Contracts

                                 Expiration             Number of                  Current                Unrealized
   Description                      Date                Contracts                Market Value             Gain/(Loss)
   ------------------------------------------------------------------------------------------------------------------
   MIB 30 Index Futures (Buy)      Mar-99                   2                      $423,043              $(11,794)
                                                                                   --------              ---------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Portfolio of Investments (continued)
--------------------------------------------------------------------------------

                              WorldWide Index Funds

                          January 31, 1999 (Unaudited)

Japan Index Fund
----------------

                                                         Future Contracts

                                                Expiration      Number of           Current               Unrealized
           Description                            Date          Contracts          Market Value           Gain/(Loss)
           -----------------------------------------------------------------------------------------------------------
           Nikkei 225 Index Futures (Buy)        Mar-99             5                $614,943               $38,705
                                                                                     --------               -------

Spain Index Fund
----------------

                                                         Future Contracts

                                                Expiration       Number of            Current            Unrealized
           Description                            Date          Contracts          Market Value         Gain/(Loss)
           -----------------------------------------------------------------------------------------------------------
           IBEX Plus Index (Buy)                  Feb-99             3                $350,056            $(6,544)
                                                                                      --------            --------

Sweden Index Fund
-----------------

                                                          Future Contracts

                                                Expiration       Number of            Current            Unrealized
           Description                            Date          Contracts          Market Value         Gain/(Loss)
           -----------------------------------------------------------------------------------------------------------
           OMX Index Future (Buy)                 Feb-99            38               $358,070             $(4,883)
                                                                                     --------             --------

United Kingdom Index Fund
-------------------------

                                                          Future Contracts

                                                Expiration       Number of            Current            Unrealized
           Description                            Date          Contracts          Market Value         Gain/(Loss)
           -----------------------------------------------------------------------------------------------------------
           FTSE 100 IX Future (Buy)              Mar-99             5                $499,625             $(8,049)
                                                                                     --------             --------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Portfolio of Investments (continued)
--------------------------------------------------------------------------------

                            International Index Fund

                          January 31, 1999 (Unaudited)


                                                                  Value
   Shares                                                        (Note 2)
   ------                                                        --------
MUTUAL FUNDS - 99.69%
   1,528      Australia Index Fund, Class I ..................  $ 16,681
   1,591      France Index Fund, Class I .....................    17,067
   1,340      Germany Index Fund, Class I ....................    16,005
   1,421      Hong Kong Index Fund, Class I ..................    15,590
   1,259      Italy Index Fund, Class I ......................    15,601
   1,473      Japan Index Fund, Class I ......................    16,111
   1,433      Netherlands Index Fund, Class I ................    15,408
   1,237      Spain Index Fund, Class I ......................    14,459
   1,507      Sweden Index Fund, Class I .....................    16,187
     811      Switzerland Index Fund, Class I ................     8,236
  10,274      United Kingdom Index Fund, Class I .............   117,433
                                                                --------
Total Mutual Funds - 99.69% ..................................   268,778
                                                                --------
(Cost $269,180)
Net Other Assets and Liabilities - 0.31% .....................       845
                                                                --------
Net Assets - 100.00% .........................................  $269,623
                                                                ========


                       See Notes to Financial Statements

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Portfolio of Investments (continued)
--------------------------------------------------------------------------------

                            Switzerland Index Fund

                         January 31, 1999 (Unaudited)

                                                                   Value
Shares                                                            (Note2)
------                                                           ---------
COMMON STOCKS - 63.68%
Basic Materials - 4.13%
        7  Alusuisse Lonza Group AG, Registered......            $   7,839
        8  Holderbank Financiere Glarus AG, Bearer...                4,197
        9  Holderbank Financiere
            Glarus AG, Registered....................                1,226
                                                                 ---------
                                                                    13,262
                                                                 ---------

Capital Goods - 4.28%
       10  ABB AG, Bearer.............................              10,987
        5  Sulzer AG, Registered......................               2,756
                                                                 ---------
                                                                    13,743
                                                                 ---------

Communication Services - 3.95%
       29  Swisscom AG, Registered*...................              12,683
                                                                 ---------

Consumer Cyclicals - 1.12%
        7  The Swatch Group AG, Bearer................                 915
        5  The Swatch Group AG, Registered............               2,703
                                                                 ---------
                                                                     3,618
                                                                 ---------

Consumer Staples - 8.57%
       15  Nestle SA, Registered......................              27,503
                                                                 ---------

Financial - 13.10%
       10  Swiss Re, Registered.......................              24,864
       53  UBS AG, Registered.........................              17,189
                                                                 ---------
                                                                    42,053
                                                                 ---------

Health Care - 28.00%
        7  Novartis AG, Bearer........................              13,166
       20  Novartis AG, Registered....................              37,533
        3  Roche Holdings AG..........................              39,193
                                                                 ---------
                                                                    89,892
                                                                 ---------

Transportation - 0.53%
        8  SAirGroup, Registered......................               1,707
                                                                 ---------

Total Common Stocks - 63.68%..........................             204,461
(Cost $211,843)                                                  ---------

Net Other Assets and Liabilities - 36.32%.............             116,590
                                                                 ---------
Net Assets - 100.00%..................................           $ 321,051
                                                                 =========

-----------------------------------------
* Non-income producing security.


As of January 31, 1999, the fund had entered into the following forward foreign currency contracts:

FORWARD FOREIGN CURRENCY CONTRACTS SOLD:

Currency    Contracts To   Settlement   Contracts To   In Exchange   Unrealized
 Value         Deliver       Dates          Value      for U.S. $   Appreciation
---------   ------------   ----------   ------------   -----------  ------------
1,191,376       CHF         03/22/99    $    869,788   $   846,166  $    23,622
                                        ============   ===========  ============

FORWARD FOREIGN CURRENCY CONTRACTS PURCHASED:

Currency  Contracts To   Settlement  Contracts To   In Exchange    Unrealized
 Value       Receive       Dates       Value         for U.S.$    (Depreciation)
--------- ------------   ----------  ------------   -----------   ------------
 736,590      CHF         03/22/99   $    531,457   $   523,158   $    (8,299)
                                     ============   ===========   ============
--------------------------------
CHF Swiss Francs

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Portfolio of Investments (continued)
--------------------------------------------------------------------------------

                             Netherland Index Fund

                         January 31, 1999 (Unaudited)

                                                                   Value
Shares                                                            (Note 2)
------                                                           ---------
COMMON STOCKS - 61.49%
Basic Materials - 0.19%
       23  Koninklijke Hoogovens NV..................            $     628
                                                                 ---------
Chemicals - 3.82%
      281  Akzo Nobel.................................              11,250
       64  Vedior NV-CVA..............................               1,216
                                                                 ---------
                                                                    12,466
                                                                 ---------
Consumer Cyclicals - 6.54%
       45  Buhrmann NV................................                 734
      496  Koninklijke Ahold NV.......................              19,293
       44  Oce NV.....................................               1,309
                                                                 ---------
                                                                    21,336
                                                                 ---------

Consumer Staples - 7.66%
      147  Heineken NV................................               7,942
      223  Unilever NV-CVA............................              17,069
                                                                 ---------
                                                                    25,011
                                                                 ---------

Electronics - 5.31%
      238  Philips Electronics........................              17,324
                                                                 ---------

Energy - 10.09%
      819  Royal Dutch Petroleum......................              32,928
                                                                 ---------

Financial - 15.68%
    1,356  ABN AMRO Holdings NV.......................              26,372
      425  Ing Groep NV...............................              24,797
                                                                 ---------
                                                                    51,169
                                                                 ---------

Publishing - 4.86%
      545  Elsevier NV................................               8,554
       37  Wholter Kluwer NV..........................               7,320
                                                                 ---------
                                                                    15,874
                                                                 ---------

Telecommunications - 3.62%
     213  Koninklije KPN NV...........................              11,810
                                                                 ---------

Transportation - 3.72%
       40  KLM-Konin Luchtvaart MII NV................               1,067
     .319  TNT Post Group NV..........................              11,084
                                                                 ---------
                                                                    12,151
                                                                 ---------
Total Common Stocks - 61.49%..........................             200,697
(Cost $213,092)                                                  ---------

Net Other Assets and Liabilities - 38.51%.............             125,671
                                                                 ---------
Net Assets - 100.00%..................................           $ 326,368
                                                                 =========


As of January 31, 1999, the fund had entered into the following forward foreign currency contracts:

FORWARD FOREIGN CURRENCY CONTRACTS SOLD:

Currency    Contracts To   Settlement   Contracts To   In Exchange   Unrealized
 Value         Deliver       Dates          Value      for U.S. $   Appreciation
---------   ------------   ----------   ------------   -----------  ------------
  195,970       NLG         03/22/99    $    106,044   $   101,383  $     4,661
  601,653       NLG         03/22/99         701,000       606,055       14,945
                                        ------------   -----------  -----------
                                        $    807,044   $   787,438  $    19,606
                                        ============   ===========  ===========


FORWARD FOREIGN CURRENCY CONTRACTS PURCHASED:

Currency   Contracts To  Settlement   Contracts To   In Exchange   Unrealized
 Value        Receive      Dates          Value      for U.S. $   (Depreciation)
---------  ------------  ----------   ------------   -----------  --------------
  378,800      NLG        03/22/99    $    200,000   $   195,969  $      (4,031)
  257,417      NLG        03/22/99         295,000       293,529         (1,471)
                                      ------------   -----------  --------------
                                      $    495,000   $   489,498  $      (5,502)
                                      ============   ===========  ==============

--------------------------------
NLG  Netherland Guilders



                       See Notes to Financial Statements

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Portfolio of Investments
--------------------------------------------------------------------------------

                               Europe Index Fund

                         January 31, 1999 (Unaudited)

                                                                        Value
    Shares                                                             (Note 2)
    ------                                                             --------
MUTUAL FUNDS - 99.97%
    29,448       France Index Fund, Class I ...................       $  315,977
    26,045       Germany Index Fund, Class I ..................          310,972
    24,787       Italy Index Fund, Class I ....................          307,115
    28,501       Netherlands Index Fund, Class I ..............          306,384
    26,879       Spain Index Fund, Class I ....................          314,218
    29,439       Sweden Index Fund, Class I ...................          316,175
    30,534       Switzerland Index Fund, Class I ..............          310,222
    26,819       United Kingdom Index Fund, Class I ...........          306,544
                                                                      ----------
Total Mutual Funds - 99.97% ...................................        2,487,607
                                                                      ----------
(Cost $2,519,762)
Net Other Assets and Liabilities - 0.03% ......................              629
                                                                      ----------
Net Assets - 100.00% ..........................................       $2,488,236
                                                                      ==========


                      See Notes to Financial Statements.

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

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
--------------------------------------------------------------------------------

                             WorldWide Index Funds

                         January 31, 1999 (Unaudited)

                                                Australia      France     Germany  Hong Kong      Italy
                                                 Index         Index       Index     Index        Index
                                                  Fund          Fund        Fund      Fund         Fund
                                                ---------   ---------   ---------  ---------   ---------
ASSETS:
Investments:
  Investments at cost .........................  $     --   $      --   $      --  $      --   $      --
  Net unrealized appreciation (depreciation)
      on investments .........................         --          --          --         --          --
                                                ---------   ---------   ---------  ---------   ---------
 Total investments at value ..................         --          --          --         --          --
  Cash........................................    195,032     494,291     960,158    222,609     450,448
  Foreign currency
    (cost $13,395) ...........................         --          --          --         --          --
  Receivable for investments sold.............         --          --          --         --          --
  Receivable for shares sold..................     59,724          --          --         --          --
  Receivable for variation margin
    on futures contracts......................         45          --      14,789         --      30,449
  Receivable from investment advisor..........      2,822      13,243      16,859      3,638      29,588
  Net unrealized appreciation on
    forward currency contracts................         --          --          --         --          --
                                                ---------   ---------   ---------  ---------   ---------
    Total Assets..............................    257,623     507,534     991,806    226,247     510,485
                                                ---------   ---------   ---------  ---------   ---------


LIABILITIES:
  Payable to custodian........................         --          --          --         --          --
  Payable for shares repurchased..............         --          --          --         --       1,982
  Payable for variation margin on
    futures contracts.........................         --      34,406          --     16,129          --
  Fund accounting and transfer
    agent fees payable........................      1,523       7,485       9,005      1,870      20,018
  Trustees' fees payable......................        110         406         524        144         832
  Shareholder services fees payable...........         64         135         194         91         156
  Accrued expenses and other payables.........        917       6,122       8,236      1,882       6,896
                                                ---------   ---------   ---------  ---------   ---------
    Total Liabilities.........................      2,614      48,554      17,959     20,116      29,884
                                                ---------   ---------   ---------  ---------   ---------
NET ASSETS....................................   $255,009    $458,980    $973,847   $206,131    $480,601
                                                =========   =========   =========  =========   =========

NET ASSETS consists of:
  Paid in capital.............................    254,745     492,476     958,058    221,978     442,442
  Undistributed net investment income (loss)..        222         910       1,000        281       7,709
  Accumulated net realized gain (loss) on
    investments sold, forward foreign
    currency contracts, foreign
    currency and futures contracts............     (2,768)    (37,534)      8,057    (14,987)     42,244
  Net unrealized appreciation (depreciation)
    of investments, forward foreign
    currency contracts, foreign
    currency and futures contracts............      2,810       3,128       6,732     (1,141)    (11,794)
                                                ---------   ---------   ---------  ---------   ---------
TOTAL NET ASSETS..............................   $255,009    $458,980    $973,847   $206,131    $480,601
                                                =========   =========   =========  =========   =========

R Class:
  Net Assets..................................   $177,690    $127,428    $144,919   $189,215    $149,162
  Shares of beneficial interest outstanding...     16,347      12,014      12,146     17,332      12,056
                                                ---------   ---------   ---------  ---------   ---------
  NET ASSET VALUE and offering
    price per share...........................     $10.87      $10.61      $11.93     $10.92      $12.37
                                                =========   =========   =========  =========   =========

I Class:
  Net Assets..................................   $ 77,319    $331,552    $828,928   $ 16,916    $331,439
  Shares of beneficial interest outstanding...      7,043      31,184      69,449      1,542      26,758
                                                ---------   ---------   ---------  ---------   ---------
  NET ASSET VALUE and offering
    price per share...........................     $10.98      $10.63      $11.94     $10.97      $12.39
                                                =========   =========   =========  =========   =========

                                 See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                 United
    Japan        Netherlands        Spain           Sweden       Switzerland     Kingdom          Europe          International
 Index Fund      Index Fund       Index Fund      Index Fund     Index Fund     Index Fund      Index Fund          Index Fund
-------------   -------------   ------------     -----------    -------------   -----------   -------------     ---------------

$        --     $   213,092     $        --      $       --     $   211,843     $        --   $   2,519,762       $   269,180

         --         (12,395)             --              --          (7,382)             --         (32,155)             (402)
-----------     -----------     -----------      ----------     -----------     -----------   -------------       -----------
         --         200,697              --              --         204,461              --       2,487,607           268,778
    546,529              --         414,994         420,104              --         538,010              --             1,013

         --          16,841              --              --              --              --              --                --
         --         109,684              --              --         126,017              --              --                --
     77,667              --              --              --              --              --              --                --

     37,792              --              --              --              --              --              --                --
      9,149           8,269          27,300           4,714          10,789          28,211           3,617                --

         --          14,104              --              --          15,323              --              --                --
-----------     -----------     -----------      ----------     -----------     -----------   -------------       -----------
    671,137         349,595         442,294         424,818         356,590         566,221       2,491,224           269,791
-----------     -----------     -----------      ----------     -----------     -----------   -------------       -----------
         --          13,720              --              --          24,199              --              --                --
         --              --              --              --              --              --              --                --

         --              --          59,816          76,354              --          85,610              --                --

      5,394           4,887          17,303           3,286           5,828          16,257              --                --
        302             288             765             149             353             674              --                --
        314              47              69              31              50              43             303               168
         --           4,285           3,853           1,810           5,109          11,610           2,685                --
-----------     -----------     -----------      ----------     -----------     -----------   -------------       -----------
      6,010          23,227          81,806          81,630          35,539         114,194           2,988               168
-----------     -----------     -----------      ----------     -----------     -----------   -------------       -----------
$   665,127     $   326,368     $   360,488     $   343,188     $   321,051     $   452,027   $   2,488,236       $   269,623
===========     ===========     ===========      ==========     ===========     ===========   =============       ===========
    626,649         376,135         413,860         419,517         373,900         538,066       2,801,869           503,880
      1,624            (253)          6,492              27            (328)           (433)           (303)             (168)

     (1,851)        (54,466)        (53,320)        (71,473)        (62,818)        (77,577)       (281,175)         (233,687)

     38,705           4,952          (6,544)         (4,883)         10,297          (8,049)        (32,155)             (402)
-----------     -----------     -----------      ----------     -----------     -----------   -------------       -----------
$   665,127     $   326,368     $   360,488      $  343,188     $   321,051     $   452,027   $   2,488,236       $   269,623
===========     ===========     ===========      ==========     ===========     ===========   =============       ===========

$   608,105     $     4,565     $    23,356      $   10,810     $     2,542     $    28,086   $     845,902       $   245,965
     55,463             425           1,986           1,007             251           2,460          74,772            22,258
-----------     -----------     -----------      ----------     -----------     -----------   -------------       -----------

$     10.96     $     10.74     $     11.76      $    10.73     $     10.13     $     11.42   $       11.31       $     11.05
===========     ===========     ===========      ==========     ===========     ===========   =============       ===========

$    57,022     $   321,803     $   337,132      $  332,378     $   318,509     $   423,941   $   1,642,334       $    23,658
      5,212          29,933          28,821          30,948          31,344          37,094         144,670             2,225
-----------     -----------     -----------      ----------     -----------     -----------   -------------       -----------

$     10.94     $     10.75     $     11.70      $    10.74     $     10.16     $     11.43   $       11.35       $     10.63
===========     ===========     ===========      ==========     ===========     ===========   =============       ===========

--------------------------------------------------------------------------------
Statements of Operations
--------------------------------------------------------------------------------

                             WorldWide Index Funds

               For the Period Ended January 31, 1999 (Unaudited)

                                                  Australia           France           Germany         Hong Kong         Italy
                                                Index Fund(1)      Index Fund(2)     Index Fund(1)    Index Fund(1)    Index Fund(1)
                                                -------------      -------------     -------------    -------------    -------------
INVESTMENT INCOME:
  Dividends ..................................   $      --         $     --           $    --           $    --         $      --
  Interest ...................................         566            1,881               2,135             749            10,802
  Less: foreign taxes withheld ...............          --               --                  --              --                --
                                                 ---------         --------           ---------         -------         ---------
    Total Investment Income ..................         566            1,881               2,135             749            10,802
                                                 ---------         --------           ---------         -------         ---------
EXPENSES:
  Investment advisory fees (Note 3) ..........         189              565                 636             255             1,985
  Administration fees (Note 3) ...............          76              226                 254             102               794
  Fund accounting (Note 3) ...................       3,909           14,489              18,680           5,127            29,701
  Custodian fees .............................         189              565                 636             255             1,985
  Legal fees .................................       1,096            4,061               5,235           1,437             8,324
  Audit fees .................................         838            2,876               3,689           1,137             6,871
  Registration fees ..........................          18               38                  94              21                44
  Shareholder servicing fees (Note 6) ........          64              135                 194              91               156
  Transfer agent fees (Note 3) ...............       2,485            9,211              11,875           3,259            18,880
  Trustees' fees and expenses (Note 4) .......         753            2,087               2,389             905             6,949
  Reports to shareholders ....................         438            1,624               2,094             575             3,330
  Insurance ..................................         223              828               1,068             293             1,698
                                                 ---------         --------           ---------         -------         ---------
    Total expenses before reimbursements/
      waiver .................................      10,278           36,705              46,844          13,457            80,717
    Less: reimbursement/waiver from Advisor,
      Administrator and Trustees (Note 5) ....      (8,896)         (32,953)            (42,325)        (11,623)          (68,810)
    Less: purchase fees offset (Note 2) ......      (1,038)          (2,781)             (3,384)         (1,366)           (8,814)
                                                 ---------         --------           ---------         -------         ---------
      Total expenses net of
        reimbursement/waiver .................         344              971               1,135             468             3,093
                                                 ---------         --------           ---------         -------         ---------
  NET INVESTMENT INCOME (LOSS) ...............         222              910               1,000             281             7,709
                                                 ---------         --------           ---------         -------         ---------

  REALIZED AND UNREALIZED GAIN/
    (LOSS) ON INVESTMENTS

    Net realized gain (loss) on investments sold      --               --                  --              --                   1
    Net realized gain (loss) on futures ......      (2,768)         (37,534)              8,057         (14,987)           42,243
    Net realized gain (loss) on forward foreign
      currency contracts and foreign currency         --               --                  --              --                --
    Net change in unrealized appreciation
      (depreciation) on investments, forward
      foreign currency contracts, foreign
      currency and futures contracts .........       2,810            3,128               6,732          (1,141)          (11,794)
                                                 ---------         --------           ---------         -------         ---------
    Total net realized and unrealized
      gain (loss) on investments .............          42          (34,406)             14,789         (16,128)           30,450
                                                 ---------         --------           ---------         -------         ---------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ................   $     264        $ (33,496)          $  15,789       $ (15,847)        $  38,159
                                                 =========         ========           =========         =======         =========


(1) The Funds commenced operations on September 22, 1998.
(2) The Fund commenced operations on September 13, 1998.
(3) The Funds commenced operations on September 23, 1998.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               United
   Japan        Netherlands       Spain           Sweden       Switzerland     Kingdom         Europe       International
Index Fund(3)  Index Fund(3)   Index Fund(1)   Index Fund(1)  Index Fund(3)  Index Fund(1)  Index Fund(1)   Index Fund(1)
-------------  -------------   -------------   ------------- --------------  -------------  -------------   -------------
 $       --      $     149        $    --       $     --       $     --        $    --        $    --        $    --
      3,027            121          8,990            483            264            200             --             --
       --              (13)            --             --             --             --             --             --
 ----------      ---------        -------       --------       --------        -------        -------        -------
      3,027            257          8,990            483            264            200             --             --
 ----------      ---------        -------       --------       --------        -------        -------        -------

        736            313          1,640            287            366            399             --             --
        294            125            656            115            146            159            125             75
     10,760         10,263         27,278          5,324         12,592         24,056             --             --
        736            312          1,640            287            366            399          1,249            750
      3,016          2,876          7,646          1,492          3,529          6,742             --             --
      2,480          1,951          6,422          1,010          2,375          4,013         10,155          1,638
         54             36             42             42             36             52             --             --
        314             47             69             31             50             43            303            168
      6,840          6,525         17,340          3,384          8,004         15,292             --             --
      2,880          1,348          4,574          1,622          1,600          1,940             --             --
      1,206          1,151          3,058            597          1,412          2,697             --             --
        615            587          1,559            304            720          1,375             --             --
 ----------      ---------        -------       --------       --------        -------        -------        -------

     29,931         25,534         71,924         14,495         31,196         57,167         11,832          2,631

    (24,954)       (23,243)       (62,493)       (12,461)       (28,470)       (54,609)        (5,494)        (1,799)
     (3,574)        (1,781)        (6,933)        (1,578)        (2,134)        (1,925)        (6,035)          (664)
 ----------      ---------        -------       --------       --------        -------        -------        -------

      1,403            510          2,498            456            592            633            303            168
 ----------      ---------        -------       --------       --------        -------        -------        -------
      1,624           (253)         6,492             27           (328)          (433)          (303)          (168)
 ----------      ---------        -------       --------       --------        -------        -------        -------

         (3)      (153,030)           (48)          --          (40,655)             4       (281,175)      (233,687)
     (1,848)          --          (53,272)       (71,473)          --          (77,561)            --             --
       --           98,564           --             --          (22,163)          --               --             --

     38,705          4,952         (6,544)        (4,883)        10,297         (8,049)       (32,155)          (402)
 ----------      ---------        -------       --------       --------        -------        -------        -------

     36,854        (49,514)       (59,864)       (76,356)       (52,521)       (85,606)      (313,330)      (234,089)
 ----------      ---------        -------       --------       --------        -------        -------        -------

$    38,478    $   (49,767)   $   (53,372)   $   (76,329)   $   (52,849)   $   (86,039)   $  (313,633)   $  (234,257)
 ==========      =========        =======       ========       ========        =======        =======        =======

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                             WorldWide Index Funds

               For the Period Ended January 31, 1999 (Unaudited)


                                                       Australia       France        Germany       Hong Kong        Italy
                                                     Index Fund(1)  Index Fund(2)  Index Fund(1)  Index Fund(1)  Index Fund(1)
                                                     -------------  -------------  -------------  -------------  -------------
Net investment income/(loss)........................  $    222       $      910     $   1,000     $     281       $   7,709
Net realized gain/(loss) on investments sold,
  forward foreign currency contracts,
  foreign currency transactions and
  futures contracts during the period...............    (2,768)         (37,534)        8,057       (14,987)         42,244
Net unrealized appreciation/(depreciation) of
  investments, forward foreign currency contracts,
  foreign currency and futures contracts,
  and other assets and liabilities
  during the period.................................     2,810            3,128         6,732        (1,141)        (11,794)
                                                      --------       ----------     ---------     ---------       ---------
Net increase/(decrease) in net assets resulting
  from operations...................................       264          (33,496)       15,789       (15,847)         38,159
                                                      --------       ----------     ---------     ---------       ---------
Net increase/(decrease) from
  Fund share transactions(A)........................   254,745          392,476       958,058       221,978         442,442
                                                      --------       ----------     ---------     ---------       ---------
Net increase/(decrease) in net assets...............   255,009          358,980       973,847       206,131         480,601
                                                      --------       ----------     ---------     ---------       ---------
NET ASSETS:
Beginning of year(B) ...............................        --          100,000            --            --              --
                                                      --------       ----------     ---------     ---------       ---------
End of period ......................................  $255,009       $  458,980     $ 973,847     $ 206,131       $ 480,601
                                                      ========       ==========     =========     =========       =========
Undistributed net investment income/
  (accumulated net investment loss at
  end of period) ...................................  $    222       $      910     $   1,000     $     281       $   7,709
                                                      ========       ==========     =========     =========       =========


(1)  The Funds commenced operations on September 22, 1998.
(2)  The Fund commenced operations on September 13, 1998.
(3)  The Funds commenced operations on September 23, 1998.
(A) For detail on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 14 - 15.
(B)  Amount represents original seed money.

                                 See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               United
   Japan        Netherlands      Spain           Sweden        Switzerland     Kingdom           Europe        International
Index Fund(3)  Index Fund(3)  Index Fund(1)   Index Fund(1)   Index Fund(3)  Index Fund(1)    Index Fund(1)    Index Fund(1)
-------------  -------------  -------------   -------------   -------------  -------------    -------------    -------------
       1,624   $       (253)    $     6,492     $        27     $      (328)   $      (433)     $      (303)     $      (168)

      (1,851)        54,466)        (53,320)        (71,473)        (62,818)       (77,557)        (281,175)        (233,687)

      38,705          4,952          (6,544)         (4,883)         10,297         (8,049)         (32,155)            (402)
------------   ------------     -----------     -----------     -----------    -----------      -----------      -----------

      38,478        (49,767)        (53,372)        (76,329)        (52,849)       (86,039)        (313,633)        (234,257)
------------   ------------     -----------     -----------     -----------    -----------      -----------      -----------

     626,649        376,135         413,860         419,517         373,900        538,066        2,801,869          503,880
------------   ------------     -----------     -----------     -----------    -----------      -----------      -----------

     665,127        326,368         360,488         343,188         321,051        452,027        2,488,236          269,623
------------   ------------     -----------     -----------     -----------    -----------      -----------      -----------

          --             --              --              --              --             --               --               --
------------   ------------     -----------     -----------     -----------    -----------      -----------      -----------

     665,127       $326,368     $   360,488     $   343,188     $   321,051    $   452,027      $ 2,488,236      $   269,623
============   ============     ===========     ===========     ===========    ===========      ===========      ===========

       1,624   $       (253)    $     6,492     $        27     $      (328)   $      (433)     $      (303)     $      (168)
============   ============     ===========     ===========     ===========    ===========      ===========      ===========

--------------------------------------------------------------------------------
Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                             Worldwide Index Funds

                For the Period Ended January 31, 1999 (Unaudited)

                                           Australia      France        Germany    Hong Kong      Italy
                                          Index Fund    Index Fund    Index Fund  Index Fund    Index Fund
                                          ----------    ----------    ----------  ----------    ----------
DOLLAR AMOUNT:
  R Class:
    Sold................................. $  231,431    $  112,624   $   270,956  $  298,399   $   350,346
    Issued as reinvestment of dividends..         --            --            --          --            --
    Redeemed.............................    (64,085)      (54,742)     (168,761)   (122,510)     (230,159)
                                          ----------    ----------   -----------  ----------   -----------
    Net increase/(decrease).............. $  167,346    $   57,882   $   102,195  $  175,889   $   120,187
                                          ==========    ==========   ===========  ==========   ===========

  I Class:
    Sold................................. $  530,232    $1,217,467   $ 2,238,667  $  701,476   $ 2,649,118
    Issued as reinvestment of dividends..         --            --            --          --            --
    Redeemed.............................   (442,833)     (882,873)   (1,382,804)   (655,387)   (2,326,863)
                                          ----------    ----------    ----------  ----------   -----------
    Net increase/(decrease).............. $   87,399    $  334,594   $   855,863  $   46,089   $   322,255
                                          ==========    ==========    ==========  ==========   ===========

SHARES:
  R Class:
    Sold.................................     22,430        12,098        26,384      26,701        30,421
    Issued as reinvestment of dividends..         --            --            --          --            --
    Redeemed.............................     (6,083)       (5,084)      (14,238)     (9,369)      (18,365)
                                          ----------    ----------    ----------  ----------   -----------
    Net increase/(decrease)..............     16,347         7,014        12,146      17,332        12,056
                                          ==========    ==========    ==========  ==========   ===========

  I Class:
    Sold.................................     48,129       117,490       208,278      53,400       219,535
    Issued as reinvestment of dividends..         --            --            --          --            --
    Redeemed.............................    (41,086)      (91,306)     (138,829)    (51,858)     (192,777)
                                          ----------    ----------    ----------  ----------   -----------
    Net increase/(decrease)..............      7,043        26,184        69,449       1,542        26,758
                                          ==========    ==========    ==========  ==========   ===========


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                         United
   Japan          Netherlands           Spain             Sweden       Switzerland       Kingdom        Europe         International
 Index Fund        Index Fund        Index Fund        Index Fund       Index Fund      Index Fund     Index Fund        Index Fund
 ----------        ----------        ----------        ----------       ----------      ----------     ----------      -------------
$   990,386       $    95,380       $   222,767       $    90,636      $    93,160     $    62,660    $   863,564     $      234,182
         --                --                --                --               --              --             --                 --
   (415,973)         (105,821)         (219,117)          (82,052)        (101,687)        (45,000)        (2,743)                --
-----------       -----------       -----------       -----------      -----------     -----------    -----------     --------------
$   574,413       $   (10,441)      $     3,650       $     8,584      $    (8,527)    $    17,660    $   860,821     $      234,182
===========       ===========       ===========       ===========      ===========     ===========    ===========     ==============

$   697,100       $ 1,151,662       $ 2,795,204       $ 1,309,502      $ 1,401,605     $ 1,953,797    $ 5,008,302     $    4,752,519
         --                --                --                --               --              --             --                 --
   (644,864)         (765,086)       (2,384,994)         (898,569)      (1,019,178)     (1,433,391)    (3,067,254)       (4,482,821)
-----------       -----------       -----------       -----------      -----------     -----------    -----------     --------------
$    52,236       $   386,576       $   410,210       $   410,933      $   382,427     $   520,406    $ 1,941,048     $      269,698
===========       ===========       ===========       ===========      ===========     ===========    ===========     ==============


     94,427             9,919            20,711             9,148            9,904           6,401         75,003             22,258
         --                --                --                --               --              --             --                 --
    (38,964)           (9,494)          (18,725)           (8,141)          (9,653)         (3,941)          (231)                --
-----------       -----------       -----------       -----------      -----------     -----------    -----------     --------------
     55,463               425             1,986             1,007              251           2,460         74,772             22,258
===========       ===========       ===========       ===========      ===========     ===========    ===========     ==============


     64,472           104,196           228,573           116,441          136,312         177,520        459,102            416,485
         --                --                --                --               --              --             --                 --
    (59,260)          (74,263)         (199,752)          (85,493)        (104,968)       (140,426)      (314,432)         (414,260)
-----------       -----------       -----------       -----------      -----------     -----------    -----------     --------------
      5,212            29,933            28,821            30,948           31,344          37,094        144,670              2,225
===========       ===========       ===========       ===========      ===========     ===========    -==========     ==============

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                             Australia Index Fund(1)

               For a Fund share outstanding throughout the period.


                                                                 R Class             I Class
                                                              -------------       ------------
                                                               Period Ended       Period Ended
                                                                1/31/99             1/31/99
                                                              (Unaudited)         (Unaudited)
                                                              -------------       ------------
Net asset value, beginning of period ......................    $ 10.00              $ 10.00
                                                               -------              -------
Income from investment operations:
Net investment income .....................................       0.01                 0.01
Net realized and unrealized gain/(loss) on investments ....       0.86                 0.97
                                                               -------              -------
Total from investment operations ..........................       0.87                 0.98
                                                               -------              -------
Net increase (decrease) in net asset value ................       0.87                 0.98
                                                               -------              -------
Net asset value, end of period ............................    $ 10.87              $ 10.98
                                                               =======              =======

Total return ..............................................       8.90%(**)            9.20%(**)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ......................    $   178              $    77
Ratio of operating expenses to average net assets .........       0.99%(*)             0.74%(*)
Ratio of net investment income/(loss) to average net assets       0.50%(*)             0.75%(*)
Portfolio turnover rate ...................................         --                   --
Ratio of operating expenses to average net assets without
  fee waivers/reimbursements ..............................      27.26%(*)            27.01%(*)

-------------------
(*)     Annualized
(**)    Not annualized
(1)     The Fund commenced operations on September 22, 1998.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                             France Index Fund(1)

              For a Fund share outstanding throughout the period.

                                                                       R Class       I Class
                                                                 ---------------  ---------------
                                                                    Period Ended   Period Ended
                                                                     1/31/99          1/31/99
                                                                    (Unaudited)    (Unaudited)
                                                                 ---------------  ---------------
Net asset value, beginning of period .................            $    10.00        $   10.00
                                                                  ----------        ---------
Income from investment operations:
Net investment income ................................                  0.03             0.02
Net realized and unrealized gain/(loss) on investments                  0.58             0.61
                                                                  ----------        ---------
Total from investment operations .....................                  0.61             0.63
                                                                  ----------        ---------
Net increase (decrease) in net asset value ...........                  0.61             0.63
                                                                  ----------        ---------
Net asset value, end of period .......................            $    10.61        $   10.63
                                                                  ==========        =========
Total return .........................................                  7.00%(**)        7.30%(**)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) .................            $      127        $     332
Ratio of operating expenses to average net assets ....                  0.99%(*)         0.74%(*)
Ratio of net investment income/(loss)
  to average net assets ..............................                  0.68%(*)         0.93%(*)
Portfolio turnover rate ..............................                    --               --
Ratio of operating expenses to average net
  assets without fee waivers/reimbursements ..........                 32.63%(*)        32.38%(*)

(*)     Annualized
(**)    Not annualized
(1)     The Fund commenced operations on September 13, 1998.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                             Germany Index Fund(1)

              For a Fund share outstanding throughout the period.

                                                              R Class            I Class
                                                         ---------------    ----------------
                                                            Period Ended       Period Ended
                                                             1/31/99             1/31/99
                                                           (Unaudited)         (Unaudited)
                                                         ---------------    ----------------
Net asset value, beginning of period .................    $    10.00          $    10.00
                                                          ----------          ----------
Income from investment operations:
Net investment income ................................          0.04                0.01
Net realized and unrealized gain/(loss) on investments          1.89                1.93
                                                          ----------          ----------
Total from investment operations .....................          1.93                1.94
                                                          ----------          ----------
Net increase (decrease) in net asset value ...........          1.93                1.94
                                                          ----------          ----------
Net asset value, end of period .......................    $    11.93          $    11.94
                                                          ==========          ==========


Total return .........................................         19.30%(**)          19.40%(**)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) .................    $      145          $      829
Ratio of operating expenses to average net assets ....          0.99%(*)            0.74%(*)
Ratio of net investment income/(loss)
  to average net assets ..............................          0.69%(*)            0.94%(*)
Portfolio turnover rate ..............................            --                  --
Ratio of operating expenses to average
  net assets without fee waivers/reimbursements ......         36.95%(*)           36.70%(*)

--------------------
(*)     Annualized
(**)    Not annualized
(1)     The Fund commenced operations on September 22, 1998.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                            Hong Kong Index Fund(1)

              For a Fund share outstanding throughout the period.



                                                                 R Class            I Class
                                                              ------------       -------------
                                                              Period Ended        Period Ended
                                                                 1/31/99            1/31/99
                                                              (Unaudited)         (Unaudited)
                                                              ------------       -------------
Net asset value, beginning of period ......................    $ 10.00             $ 10.00
                                                               -------             -------
Income from investment operations:
Net investment income .....................................       0.01                0.07
Net realized and unrealized gain/(loss)
 on investments ...........................................       0.91                0.90
                                                               -------             -------
Total from investment operations ..........................       0.92                0.97
                                                               -------             -------
Net increase (decrease) in net asset value ................       0.92                0.97
                                                               -------             -------
Net asset value, end of period ............................    $ 10.92             $ 10.97
                                                               =======             =======

Total return ..............................................       9.20%(**)           9.70%(**)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ......................    $   189             $    17
Ratio of operating expenses to average
  net assets ..............................................       0.99%(*)            0.74%(*)
Ratio of net investment income/(loss)
  to average net assets ...................................       0.48%(*)            0.73%(*)
Portfolio turnover rate ...................................         --                  --
Ratio of operating expenses to average
  net assets without fee waivers/reimbursements ...........      26.47%(*)           26.22%(*)

-----------------------
(*)     Annualized
(**)    Not annualized
(1)     The Fund commenced operations on September 22, 1998.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                              Italy Index Fund(1)

              For a Fund share outstanding throughout the period.


                                                                   R Class                     I Class
                                                                -------------               -------------
                                                                Period Ended                Period Ended
                                                                   1/31/99                     1/31/99
                                                                 (Unaudited)                 (Unaudited)
                                                                -------------               -------------
Net asset value, beginning of period ......................        $ 10.00                     $ 10.00
                                                                   -------                     -------
Income from investment operations:
Net investment income .....................................           0.09(A)                     0.12(A)
Net realized and unrealized gain/(loss) on investments ....           2.28                        2.27
                                                                   -------                     -------
Total from investment operations ..........................           2.37                        2.39
                                                                   -------                     -------
Net increase (decrease) in net asset value ................           2.37                        2.39
                                                                   -------                     -------
Net asset value, end of period ............................        $ 12.37                     $ 12.39
                                                                   =======                     =======

Total return ..............................................          23.70%(**)                  23.90%(**)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ......................        $   149                     $   331
Ratio of operating expenses to average net assets .........           0.99%(*)                    0.74%(*)
Ratio of net investment income/(loss) to average net assets           1.73%(*)                    1.98%(*)
Portfolio turnover rate ...................................             --                          --
Ratio of operating expenses to average net assets without
  fee waivers/reimbursements ..............................          20.55%(*)                   20.30%(*)

-----------------------
(*)     Annualized
(**)    Not annualized
(1)     The Fund commenced operations on September 22, 1998.
(A) The selected per share data was calculated using the weighted average shares outstanding method for the period.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                              Japan Index Fund(1)

              For a Fund share outstanding throughout the period.


                                                                   R Class       I Class
                                                               ------------   --------------
                                                                Period Ended   Period Ended
                                                                   1/31/99       1/31/99
                                                                 (Unaudited)   (Unaudited)
                                                               ------------   --------------
Net asset value, beginning of period ......................      $ 10.00         $ 10.00
                                                                 -------         -------
Income from investment operations:
Net investment income .....................................         0.02            0.05
Net realized and unrealized gain/(loss)
  on investments ..........................................         0.94            0.89
                                                                 -------          ------
Total from investment operations ..........................         0.96            0.94
                                                                 -------          ------
Net increase (decrease) in net asset value ................         0.96            0.94
                                                                 -------         -------
Net asset value, end of period ............................      $ 10.96         $ 10.94
                                                                 =======         =======

Total return ..............................................         9.60%(**)       9.40%(**)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ......................      $   608         $    57
Ratio of operating expenses to average net assets .........         0.99%(*)        0.74%(*)
Ratio of net investment income/(loss)
  to average net assets ...................................         1.07%(*)        1.32%(*)
Portfolio turnover rate ...................................           --              --
Ratio of operating expenses to average
  net assets without fee waivers/reimbursements ...........        20.37%(*)       20.12%(*)

-----------------------
(*)     Annualized
(**)    Not annualized
(1)     The Fund commenced operations on September 23, 1998.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                           Netherlands Index Fund(1)

              For a Fund share outstanding throughout the period.



                                                                   R Class                     I Class
                                                                --------------             --------------
                                                                 Period Ended                Period Ended
                                                                   1/31/99                     1/31/99
                                                                 (Unaudited)                 (Unaudited)
                                                                --------------             --------------
Net asset value, beginning of period ......................        $ 10.00                     $ 10.00
                                                                   -------                     -------
Income from investment operations:
Net investment income .....................................          (0.03)(A)                   (0.01)(A)
Net realized and unrealized gain/(loss)                            -------                     -------
  on investments ..........................................           0.77                        0.76
                                                                   -------                     -------
Total from investment operations ..........................           0.74                        0.75
                                                                   -------                     -------
Net increase (decrease) in net asset value ................           0.74                        0.75
                                                                   -------                     -------
Net asset value, end of period ............................        $ 10.74                     $ 10.75
                                                                   =======                     =======

Total return ..............................................           7.40%(**)                   7.50%(**)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ......................        $     5                     $   322
Ratio of operating expenses to average
  net assets ..............................................           0.99%(*)                    0.74%(*)
Ratio of net investment income/(loss)
  to average net assets ...................................          (0.58)%(*)                  (0.33)%(*)
Portfolio turnover rate ...................................            352%(**)                    352%(**)
Ratio of operating expenses to average
  net assets without fee waivers/reimbursements ...........          41.01%(*)                   40.76%(*)

--------------------
(*)    Annualized
(**)   Not annualized
(1)    The Fund commenced operations on September 23, 1998.
(A) The selected per share data was calculated using the weighted average shares outstanding method for the period.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                              Spain Index Fund(1)

              For a Fund share outstanding throughout the period.


                                                               R Class          I Class
                                                            -------------   --------------
                                                             Period Ended     Period Ended
                                                               1/31/99          1/31/99
                                                             (Unaudited)      (Unaudited)
                                                             -------------   --------------
Net asset value, beginning of period ......................    $ 10.00         $ 10.00
                                                               -------         -------
Income from investment operations:
Net investment income .....................................       0.24            0.21
Net realized and unrealized gain/(loss) on investments ....       1.52            1.49
                                                               -------         -------
Total from investment operations ..........................       1.76            1.70
                                                               -------         -------
Net increase (decrease) in net asset value ................       1.76            1.70
                                                               -------         -------
Net asset value, end of period ............................    $ 11.76         $ 11.70
                                                               =======         =======

Total return ..............................................      17.60%(**)      16.90%(**)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ......................    $    23         $   337
Ratio of operating expenses to average net assets .........       0.99%(*)        0.74%(*)
Ratio of net investment income/(loss) to average net assets       1.75%(*)        2.00%(*)
Portfolio turnover rate ...................................         --              --
Ratio of operating expenses to average net assets without
  fee waivers/reimbursements ..............................      22.15%(*)       21.90%(*)

------------------------
(*)     Annualized
(**)    Not annualized
(1)     The Fund commenced operations on September 22, 1998.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                             Sweden Index Fund(1)

              For a Fund share outstanding throughout the period.


                                                                   R Class             I Class
                                                                -------------        -------------
                                                                Period Ended         Period Ended
                                                                   1/31/99             1/31/99
                                                                 (Unaudited)         (Unaudited)
                                                                -------------        -------------
Net asset value, beginning of period ......................        $ 10.00              $ 10.00
                                                                   -------              -------
Income from investment operations:
Net investment income .....................................          (0.02)                  --
Net realized and unrealized gain/(loss)
  on investments ..........................................           0.75                 0.74
                                                                   -------              -------
Total from investment operations ..........................           0.73                 0.74
                                                                   -------              -------
Net increase (decrease) in net asset value ................           0.73                 0.74
                                                                   -------              -------
Net asset value, end of period ............................        $ 10.73              $ 10.74
                                                                   =======              =======

Total return ..............................................           7.30%(**)            7.40%(**)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ......................        $    11              $   332
Ratio of operating expenses to average
  net assets ..............................................           0.99%(*)             0.74%(*)
Ratio of net investment income/(loss) to average net assets          (0.15)%(*)            0.10%(*)
Portfolio turnover rate ...................................             --                   --
Ratio of operating expenses to average
  net assets without fee waivers/reimbursements ...........          25.47%(*)            25.22%(*)

(*)     Annualized
(**)    Not annualized
(1)     The Fund commenced operations September 22, 1998.

                      See Notes to Financial Statements.

SA99